REVENUE, OTHER INCOME AND GAINS - Collaboration Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Collaboration revenue	$ 482,580	$ 249,804	$ 66,677
Janssen
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Collaboration revenue	$ 482,580	$ 249,804	$ 66,677